UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES           VALUE
------------------------------                           ----------------      --------------
COMMON STOCK
BRAZIL -- 10.1%
   Brasil Telecom SA ADR                                            5,900      $      106
   Centrais Eletricas Brasileiras SA                               26,600             298
   Cia de Saneamento Basico do Estado de Sao Paulo ADR             12,700             307
   Cia Vale do Rio Doce ADR, Class B                               23,100             280
   Natura Cosmeticos SA                                            10,200              84
   Petroleo Brasileiro SA ADR                                      31,700             697
   Souza Cruz SA                                                    6,700             128
   Tele Norte Leste Participacoes SA ADR                           11,100             154
   Unibanco - Uniao de Bancos Brasileiros SA ADR                    2,700             174
                                                                               ----------
                                                                                    2,228
                                                                               ----------
CHINA -- 18.6%
   Bank of China Ltd.                                             565,000             156
   Chaoda Modern Agriculture                                      437,398             281
   China Agri-Industries Holdings Ltd.(1)                         425,000             213
   China Construction Bank Corp., Class H                         951,000             529
   China COSCO Holdings Co. Ltd., Class H                         356,500             251
   China Mobile Ltd. ADR                                           10,700             544
   CNOOC Ltd. ADR                                                   5,200             495
   Dongfeng Motor Group Co. Ltd., Class H                         340,000             111
   FerroChina Ltd.                                                258,000              --
   Hidili Industry International Development Ltd.                 262,000              84
   Industrial & Commercial Bank of China                          215,000             114
   Netease.com ADR(1)                                               6,400             141
   PetroChina Co. Ltd. ADR                                          1,200             107
   Shanda Interactive Entertainment Ltd. ADR(1)                     2,800              90
   Shenzhen Investment Ltd.                                     1,296,000             233
   Sino Techfibre Ltd.                                            760,000              99
   Sohu.com Inc.(1)                                                 3,500             166

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES           VALUE
------------------------------                           ----------------      --------------
CHINA - (CONTINUED)
   Want Want China Holdings Ltd.                                  798,000      $      332
   Yanzhou Coal Mining Co. Ltd. ADR                                19,300             145
                                                                               ----------
                                                                                    4,091
                                                                               ----------
CZECH REPUBLIC -- 0.4%
   CEZ                                                              2,270              97
                                                                               ----------
HONG KONG -- 2.0%
   Beijing Enterprises Holdings Ltd.                               40,000             164
   Hopson Development Holdings Ltd.                               384,000             280
                                                                               ----------
                                                                                      444
                                                                               ----------
INDIA -- 6.5%
   Bank of India                                                   55,708             331
   IDBI Bank Ltd.                                                  84,300             118
   Infosys Technologies Ltd. ADR                                    7,000             172
   Oil & Natural Gas Corp. Ltd.                                    26,405             365
   Reliance Industries Ltd.                                        11,891             304
   Sesa GOA Ltd.                                                   73,296             130
                                                                               ----------
                                                                                    1,420
                                                                               ----------
INDONESIA -- 0.7%
   Bank Mandiri Persero                                           763,500             146
                                                                               ----------
ISRAEL -- 3.6%
   Bank Hapoalim BM                                                70,625             152
   Bank Leumi Le-Israel BM                                        158,079             332
   Cellcom Israel Ltd. ADR                                             37               1
   Israel Chemicals Ltd.                                           12,807              90
   Teva Pharmaceutical Industries Ltd. ADR                          4,924             210
                                                                               ----------
                                                                                      785
                                                                               ----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES           VALUE
------------------------------                           ----------------      --------------
MALAYSIA -- 2.7%
   Affin Holdings Bhd                                             234,100      $      103
   Digi.Co. Bhd                                                    38,200             242
   KNM Group Bhd                                                       25              --
   Public Bank Bhd                                                 21,200              54
   Telekom Malaysia Bhd                                           220,700             197
                                                                               ----------
                                                                                      596
                                                                               ----------
MEXICO -- 4.3%
   Alfa SAB de CV, Class A                                         60,600             131
   America Movil SAB de CV ADR, Class L                             4,300             133
   Cemex SAB de CV ADR                                             18,800             172
   Grupo Mexico SAB de CV, Class B                                177,953             116
   Grupo Televisa SA ADR                                           15,600             233
   Mexichem SAB de CV                                             176,400             160
                                                                               ----------
                                                                                      945
                                                                               ----------
POLAND -- 3.1%
   Grupa Lotos SA(1)                                                8,769              35
   KGHM Polska Miedz SA                                            33,022             316
   Polski Koncern Naftowy Orlen SA                                 20,629             180
   Telekomunikacja Polska SA                                       22,262             145
                                                                               ----------
                                                                                      676
                                                                               ----------
RUSSIA -- 5.1%
   Evraz Group SA GDR                                               6,750              59
   LUKOIL ADR                                                       9,350             303
   Mechel ADR                                                      35,400             141
   Mobile Telesystems ADR                                           4,200             112
   OAO Gazprom ADR                                                 14,300             206
   OAO Gazprom                                                     36,629             135
   Rosneft Oil Co. GDR(1)                                          22,000              83
   Sistema GDR                                                     14,082              78
                                                                               ----------
                                                                                    1,117
                                                                               ----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES           VALUE
------------------------------                           ----------------      --------------
SOUTH AFRICA -- 10.5%
   ABSA Group Ltd.                                                 12,969      $      151
   African Rainbow Minerals Ltd.                                   17,283             207
   Aveng Ltd.                                                      42,752             141
   Gold Fields Ltd. ADR                                            15,900             158
   Investec Ltd.                                                   19,045              86
   Massmart Holdings Ltd.                                          14,933             135
   Metropolitan Holdings Ltd.                                     150,356             174
   MTN Group Ltd.                                                  43,910             512
   Reinet Investments SCA ADR(1)                                    1,863               2
   Remgro Ltd.                                                     15,463             127
   Sanlam Ltd.                                                     97,191             177
   Sasol Ltd. ADR                                                   4,200             127
   Shoprite Holdings Ltd.                                          56,752             323
                                                                               ----------
                                                                                    2,320
                                                                               ----------
SOUTH KOREA -- 14.0%
   Hana Financial Group Inc.                                        6,120              97
   Honam Petrochemical Corp.                                        1,451              61
   Hyundai Mipo Dockyard                                            1,763             195
   Hyundai Mobis                                                    2,652             135
   Industrial Bank of Korea                                        16,670             104
   KT&G Corp.                                                       4,000             253
   LG Chemical Ltd.                                                 7,655             440
   LG Display Co. Ltd. ADR                                         23,100             191
   LG Telecom Ltd.                                                 59,131             470
   POSCO ADR ADR                                                    1,200              90
   Pusan Bank                                                      30,390             144
   Samsung Electronics Co. Ltd.                                       926             337
   S-Oil Corp.                                                      1,044              51
   Woori Finance Holdings Co. Ltd.                                 40,420             210
   Yuhan Corp.                                                      1,758             308
                                                                               ----------
                                                                                    3,086
                                                                               ----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES           VALUE
------------------------------                           ----------------      --------------
TAIWAN -- 11.7%
   AU Optronics Corp. ADR                                          51,064      $      392
   China Development Financial Holding Corp.                    1,107,925             248
   Chunghwa Telecom Co. Ltd. ADR                                   26,369             411
   Compal Electronics Inc.                                        508,536             270
   Dynapack International Technology Corp.                         54,000             102
   Great Wall Enterprise Co.                                        9,472               7
   Hung Sheng Construction Co. Ltd.                               711,000             179
   LEE Chang Yung Chemical IND Corp.                                  172              --
   Lite-On Technology Corp.                                       285,420             188
   Micro-Star International Co. Ltd.                              175,816              85
   Quanta Computer Inc.                                           345,000             367
   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                 23,207             183
   Unitech Printed Circuit Board Corp.                                205              --
   Universal Scientific Industrial Co. Ltd.                       397,242              97
   WPG Holdings Co. Ltd.                                           80,990              39
                                                                               ----------
                                                                                    2,568
                                                                               ----------
THAILAND -- 0.7%
   PTT Aromatics & Refining(2)                                         36              --
   Thoresen Thai Agencies(2)                                      323,200             158
                                                                               ----------
                                                                                      158
                                                                               ----------
TURKEY -- 0.7%
   Dogan Sirketler Grubu Holdings(2)                              237,051             160
                                                                               ----------
UNITED KINGDOM -- 0.1%
   British American Tobacco PLC                                     1,188              31
                                                                               ----------
TOTAL COMMON STOCK
   (COST $39,599) -- 94.8%                                                         20,868
                                                                               ----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY EMERGING MARKETS FUND                           NUMBER OF SHARES           VALUE
------------------------------                           ----------------      --------------
PREFERRED STOCK
BRAZIL -- 4.7%
   Cia de Transmissao de Energia Eletrica Paulista                  8,600      $      156
   Cia Energetica de Minas Gerais                                  10,400             143
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA          22,129             244
   Investimentos Itau SA                                           64,779             224
   Telemar Norte Leste SA                                           9,709             233
   Usinas Siderurgicas de Minas Gerais SA                           2,400              28
                                                                               ----------
                                                                                    1,028
                                                                               ----------
SOUTH KOREA -- 0.2%
   Hyundai Motor Co.(2)                                             5,000              55
                                                                               ----------
TOTAL PREFERRED STOCK
   (COST $1,891) -- 4.9%                                                            1,083
                                                                               ----------
SHORT-TERM INVESTMENT
   Dreyfus Treasury Prime Cash Management, 0.170%**                45,684              46
                                                                               ----------
TOTAL SHORT-TERM INVESTMENT
   (COST $46) -- 0.2%                                                                  46
                                                                               ----------
TOTAL INVESTMENTS -- 99.9%
   (COST $41,536)                                                                  21,997
                                                                               ----------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                           23
                                                                               ----------
NET ASSETS -- 100.0%                                                           $   22,020
                                                                               ==========

*    Except for share data

** The rate shown represents the 7-day effective yield as of December 31, 2008.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

(1)  Non-income producing security.

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY EMERGING MARKETS FUND

     Amounts designated as "--" are $0 or are rounded to $0.

At December 31, 2008, the tax basis cost of the Fund's investments was $41,536 and the unrealized appreciation and depreciation were $265 and $(19,804), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and annual financial statements.

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on October 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at December 31, 2008:

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

LEVEL 1   LEVEL 2 +   LEVEL 3    TOTAL
-------   ---------   -------   -------
 $8,158    $13,839      $--     $21,997

+ Represents securities trading primarily outside the United States the values of which were adjusted as a result of significant market movements following the close of local trading.

CCM-QH-002-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Causeway Capital Management Trust


By (Signature and Title)*               /s/ Turner Swan
                                        -----------------------------------
                                        Turner Swan, President

Date: February 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Turner Swan
                                        -----------------------------------
                                        Turner Swan, President


Date: February 23, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        -----------------------------------
                                        Michael Lawson, Treasurer


Date: February 23, 2009

* Print the name and title of each signing officer under his or her signature.